Quarterly Report
May 31, 2022
MFS®  Diversified
Income Fund
DIF-Q1

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 38.4%
Aerospace & Defense – 0.5%
General Dynamics Corp.	64,805	$14,575,292
Alcoholic Beverages – 0.1%
Kirin Holdings Co. Ltd. (l)	261,900	$4,046,719
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	15,792	$1,750,917
Automotive – 0.4%
Ford Otomotiv Sanayi S.A.	106,350	$2,001,831
Magna International, Inc.	111,097	7,209,425
Toyota Motor Corp.	279,200	4,636,382
		$13,847,638
Biotechnology – 0.3%
Biogen, Inc. (a)	10,464	$2,092,800
Gilead Sciences, Inc.	99,888	6,477,737
		$8,570,537
Business Services – 0.2%
Amdocs Ltd.	58,793	$5,108,524
Cognizant Technology Solutions Corp., “A”	26,740	1,997,478
		$7,106,002
Chemicals – 0.1%
Nutrien Ltd.	22,593	$2,207,946
Computer Software – 0.4%
Microsoft Corp.	44,696	$12,151,501
Computer Software - Systems – 0.9%
Asustek Computer, Inc.	129,000	$1,513,061
Hitachi Ltd.	115,100	6,012,720
Hon Hai Precision Industry Co. Ltd.	2,318,000	8,999,096
Lenovo Group Ltd.	4,108,000	4,026,982
Samsung Electronics Co. Ltd.	137,882	7,511,515
		$28,063,374
Construction – 2.2%
American Homes 4 Rent, “A”, REIT	551,757	$20,392,939
AvalonBay Communities, Inc., REIT	114,003	23,708,064
ICA Tenedora S.A. de C.V. (u)	560,019	483,744
Mid-America Apartment Communities, Inc., REIT	118,806	21,503,886
Otis Worldwide Corp.	43,393	3,228,439
		$69,317,072
Consumer Products – 1.0%
Colgate-Palmolive Co.	168,505	$13,279,879
Kimberly-Clark Corp.	130,913	17,414,047
		$30,693,926
Electrical Equipment – 0.1%
Schneider Electric SE	31,389	$4,348,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	127,506	$12,151,322
Texas Instruments, Inc.	136,585	24,142,764
		$36,294,086
Energy - Integrated – 0.6%
China Petroleum & Chemical Corp.	25,804,000	$12,415,873
Eni S.p.A.	167,475	2,552,698
LUKOIL PJSC, ADR (u)	17,902	0
Suncor Energy, Inc.	68,027	2,737,000
		$17,705,571
Food & Beverages – 1.6%
Archer Daniels Midland Co.	68,933	$6,260,495
Coca-Cola FEMSA S.A.B. de C.V.	38,610	2,303,087
General Mills, Inc.	308,352	21,538,387
J.M. Smucker Co.	104,777	13,135,892
Nestle S.A.	44,579	5,437,597
		$48,675,458
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	149,487	$4,566,828
Tesco PLC	2,623,807	8,563,211
		$13,130,039
Forest & Paper Products – 1.1%
Rayonier, Inc., REIT	367,032	$15,129,059
Weyerhaeuser Co., REIT	462,868	18,292,543
		$33,421,602
Gaming & Lodging – 0.0%
Lottery Corp. Ltd. (a)	384,234	$1,307,034
Tabcorp Holdings Ltd.	378,018	251,766
		$1,558,800
General Merchandise – 0.2%
BIM Birlesik Magazalar A.S.	874,592	$4,389,858
Wal-Mart de Mexico S.A.B. de C.V.	697,908	2,580,563
		$6,970,421
Insurance – 1.5%
China Pacific Insurance Co. Ltd.	593,000	$1,378,188
Equitable Holdings, Inc.	203,564	6,190,381
Everest Re Group Ltd.	12,544	3,543,680
Hartford Financial Services Group, Inc.	77,462	5,616,770
Manulife Financial Corp.	939,414	17,401,645
MetLife, Inc.	93,434	6,296,517
Samsung Fire & Marine Insurance Co. Ltd.	37,990	6,110,580
		$46,537,761
Internet – 0.1%
Gartner, Inc. (a)	6,622	$1,737,613
Leisure & Toys – 0.2%
Brunswick Corp.	34,580	$2,601,454
Nintendo Co. Ltd.	5,000	2,225,477
		$4,826,931

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.2%
Eaton Corp. PLC	29,713	$4,118,222
GEA Group AG	46,396	1,850,383
		$5,968,605
Major Banks – 1.7%
BNP Paribas	111,628	$6,364,609
China Construction Bank Corp.	8,154,000	6,068,325
DBS Group Holdings Ltd.	820,500	18,487,219
Erste Group Bank AG	95,038	2,959,834
National Australia Bank Ltd.	138,499	3,102,194
UBS AG	830,873	15,630,842
		$52,613,023
Medical & Health Technology & Services – 2.0%
Encompass Health Corp.	257,205	$16,857,216
McKesson Corp.	53,788	17,679,578
Sonic Healthcare Ltd.	58,957	1,551,102
Welltower, Inc., REIT	301,587	26,868,386
		$62,956,282
Metals & Mining – 1.3%
Fortescue Metals Group Ltd.	215,933	$3,096,871
Glencore PLC	527,194	3,468,400
Kumba Iron Ore Ltd.	37,459	1,411,942
Rio Tinto PLC	313,910	22,744,585
Vale S.A.	565,800	10,263,462
		$40,985,260
Natural Gas - Pipeline – 0.1%
Pembina Pipeline Corp.	98,121	$3,956,335
Network & Telecom – 1.2%
Equinix, Inc., REIT	55,888	$38,400,086
Other Banks & Diversified Financials – 0.4%
Hana Financial Group, Inc.	52,014	$2,076,757
Sberbank of Russia PJSC, ADR (a)(u)	434,601	0
SLM Corp.	289,945	5,680,022
Tisco Financial Group PCL	883,600	2,369,091
Zions Bancorp NA	38,270	2,182,921
		$12,308,791
Pharmaceuticals – 3.7%
Bayer AG	173,216	$12,380,953
Johnson & Johnson	132,525	23,792,213
Merck & Co., Inc.	360,975	33,220,529
Organon & Co.	398,261	15,117,987
Pfizer, Inc.	77,544	4,112,934
Roche Holding AG	78,015	26,547,223
Santen Pharmaceutical Co. Ltd.	166,600	1,344,902
		$116,516,741
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	735,846	$1,075,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.1%
A.P. Moller-Maersk A/S	402	$1,172,960
Nippon Yusen Kabushiki Kaisha	28,600	2,371,296
		$3,544,256
Real Estate – 10.5%
Alexandria Real Estate Equities, Inc., REIT	105,125	$17,445,494
Boston Properties, Inc., REIT	124,638	13,857,253
Brixmor Property Group, Inc., REIT	882,357	21,511,864
Douglas Emmett, Inc., REIT	259,329	7,331,231
Equity Lifestyle Properties, Inc., REIT	316,142	23,931,949
Extra Space Storage, Inc., REIT	174,609	31,115,324
Host Hotels & Resorts, Inc., REIT	992,123	19,832,539
National Retail Properties, Inc., REIT	448,625	19,874,088
National Storage Affiliates Trust, REIT	25,149	1,319,065
Phillips Edison & Co., REIT	486,056	16,399,529
Prologis, Inc., REIT	397,447	50,666,544
Simon Property Group, Inc., REIT	218,119	25,007,343
Spirit Realty Capital, Inc., REIT	36,693	1,540,739
STAG Industrial, Inc., REIT	423,767	14,111,441
Sun Communities, Inc., REIT	136,265	22,365,174
Urban Edge Properties, REIT	926,239	17,459,605
VICI Properties, Inc., REIT	725,300	22,375,505
		$326,144,687
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	60,536	$15,505,086
KDDI Corp.	590,000	20,559,599
SBA Communications Corp., REIT	43,609	14,679,225
Vodafone Group PLC	5,667,061	9,324,801
		$60,068,711
Telephone Services – 0.3%
France Telecom	149,952	$1,875,106
Hellenic Telecommunications Organization S.A.	305,041	5,793,064
PT Telekom Indonesia	9,841,300	2,908,992
		$10,577,162
Tobacco – 0.8%
British American Tobacco PLC	349,057	$15,403,432
Japan Tobacco, Inc.	295,500	5,364,651
Philip Morris International, Inc.	47,562	5,053,463
		$25,821,546
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc.	31,344	$3,198,028
E.ON SE	646,417	6,581,526
ENGIE Energía Brasil S.A.	192,200	1,775,380
Exelon Corp.	166,469	8,181,951
Iberdrola S.A.	350,227	4,149,008
Transmissora Alianca de Energia Eletrica S.A., IEU	763,476	6,486,867
		$30,372,760
Total Common Stocks		$1,198,847,395
Bonds – 34.1%
Aerospace & Defense – 0.2%
Boeing Co., 5.15%, 5/01/2030	$1,797,000	$1,786,557
Boeing Co., 3.75%, 2/01/2050	518,000	383,209
Boeing Co., 5.805%, 5/01/2050	787,000	774,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Aerospace & Defense – continued
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	$1,258,000	$1,192,295
Raytheon Technologies Corp., 1.9%, 9/01/2031	486,000	408,947
Raytheon Technologies Corp., 2.375%, 3/15/2032	1,796,000	1,565,128
Raytheon Technologies Corp., 3.03%, 3/15/2052	727,000	569,319
		$6,679,830
Airlines – 0.0%
Azul Investments LLP, 7.25%, 6/15/2026 (n)	$1,050,000	$842,625
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$150,000	$146,219
Tapestry, Inc., 3.05%, 3/15/2032	1,561,000	1,322,371
		$1,468,590
Asset-Backed & Securitized – 0.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.034%, 11/15/2054 (i)	$6,540,436	$431,486
ACREC 2021-FL1 Ltd., “A”, FLR, 2.086% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	1,091,500	1,067,290
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 2.375% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	998,500	970,013
AREIT 2022-CRE6 Trust, “AS”, FLR, 2.115% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	946,500	932,893
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.633%, 2/15/2054 (i)	3,550,793	367,811
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.153%, 3/15/2054 (i)	6,694,595	466,319
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	6,508,861	364,613
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.27%, 7/15/2054 (i)	7,610,661	618,898
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	514,344	492,678
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.871%, 12/15/2072 (i)(n)	9,444,628	479,066
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.782%, 4/15/2054 (i)	4,827,950	239,982
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	212,730	212,822
KREF 2018-FT1 Ltd., “A”, FLR, 1.957% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	478,500	466,424
KREF 2018-FT1 Ltd., “AS”, FLR, 2.187% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	526,000	503,015
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.625% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	750,000	715,288
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.544% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,333,966
MF1 2020-FL4 Ltd., “A”, FLR, 2.61% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,592,000	1,581,010
MF1 2021-FL5 Ltd., “AS”, FLR, 2.11% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	985,000	957,290
MF1 2021-FL5 Ltd., “B”, FLR, 2.36% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	1,241,000	1,222,374
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.833%, 12/15/2051 (i)	9,774,680	403,568
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.298%, 5/15/2054 (i)	2,697,888	216,061
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 2.828% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,308,942	1,285,593
PFP III 2021-7 Ltd., “AS”, FLR, 2.025% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	1,383,931	1,349,879
PFP III 2021-8 Ltd., “A”, FLR, 1.875% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	963,000	930,923
PFP III 2021-8 Ltd., “AS”, FLR, 2.125% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	1,010,000	977,336
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 2.006% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	693,146	676,750
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 2.206% (LIBOR - 1mo. + 1.2%), 11/25/2036 (n)	359,515	343,945
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 2.506% (LIBOR - 1mo. + 1.5%), 11/25/2036 (n)	109,000	105,426
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.948%, 1/15/2052 (i)(n)	5,577,331	280,478
		$20,993,197
Automotive – 0.1%
Hyundai Capital America, 1.8%, 1/10/2028 (n)	$852,000	$734,520
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,715,000	2,945,550
		$3,680,070
Broadcasting – 0.4%
Discovery Communications LLC, 3.625%, 5/15/2030	$1,364,000	$1,260,380
Discovery Communications LLC, 4%, 9/15/2055	1,082,000	819,717
Magallanes, Inc., 4.279%, 3/15/2032 (n)	785,000	733,697
Magallanes, Inc., 5.391%, 3/15/2062 (n)	882,000	790,179
Prosus N.V., 3.68%, 1/21/2030 (n)	1,602,000	1,334,734
Prosus N.V., 3.061%, 7/13/2031 (n)	1,227,000	948,781
Prosus N.V., 4.193%, 1/19/2032 (n)	881,000	737,019

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Prosus N.V., 4.027%, 8/03/2050 (n)		$1,149,000	$785,063
Prosus N.V., 3.832%, 2/08/2051 (n)		2,270,000	1,508,976
Walt Disney Co., 3.35%, 3/24/2025		1,455,000	1,468,175
Walt Disney Co., 3.5%, 5/13/2040		2,155,000	1,921,744
Walt Disney Co., 3.8%, 5/13/2060		1,364,000	1,203,242
			$13,511,707
Brokerage & Asset Managers – 0.2%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$635,000	$642,917
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025		1,548,000	1,534,269
Brookfield Finance, Inc., 2.34%, 1/30/2032		2,751,000	2,278,553
Charles Schwab Corp., 1.95%, 12/01/2031		1,178,000	979,722
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		963,000	781,035
Intercontinental Exchange, Inc., 3%, 9/15/2060		591,000	419,825
			$6,636,321
Building – 0.1%
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)		$1,646,000	$1,435,641
Vulcan Materials Co., 3.5%, 6/01/2030		1,246,000	1,168,381
Vulcan Materials Co., 4.5%, 6/15/2047		739,000	691,636
			$3,295,658
Business Services – 0.4%
Equifax, Inc., 3.1%, 5/15/2030		$2,237,000	$2,020,309
Equifax, Inc., 2.35%, 9/15/2031		1,531,000	1,267,643
Equinix, Inc., 2.5%, 5/15/2031		2,649,000	2,241,875
Fiserv, Inc., 4.4%, 7/01/2049		682,000	610,921
S&P Global, Inc., 3.7%, 3/01/2052 (n)		737,000	657,209
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)		1,618,000	1,380,292
TSMC Arizona Corp., 4.5%, 4/22/2052		1,000,000	998,310
Visa, Inc., 2.05%, 4/15/2030		909,000	812,037
Visa, Inc., 2.7%, 4/15/2040		1,818,000	1,524,287
			$11,512,883
Cable TV – 0.2%
Cable Onda S.A., 4.5%, 1/30/2030 (n)		$1,842,000	$1,699,245
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		717,000	762,060
Comcast Corp., 1.5%, 2/15/2031		2,619,000	2,172,383
Comcast Corp., 3.75%, 4/01/2040		909,000	831,668
United Group B.V., 4.625%, 8/15/2028 (n)	EUR	367,000	332,459
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		$1,273,000	1,036,387
			$6,834,202
Chemicals – 0.1%
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		$1,460,000	$1,335,900
GC Treasury Center Co. Ltd. (Kingdom of Thailand), 5.2%, 3/30/2052 (n)		580,000	532,314
RPM International, Inc., 4.55%, 3/01/2029		217,000	215,577
RPM International, Inc., 4.25%, 1/15/2048		110,000	96,386
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		1,455,000	1,268,760
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,249,000	1,125,079
			$4,574,016
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050		$3,182,000	$2,459,889
VeriSign, Inc., 4.75%, 7/15/2027		1,502,000	1,498,760
			$3,958,649

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.2%
Apple, Inc., 2.05%, 9/11/2026		$3,416,000	$3,271,288
Apple, Inc., 1.7%, 8/05/2031		2,384,000	2,041,153
Apple, Inc., 2.65%, 5/11/2050		2,850,000	2,221,261
			$7,533,702
Conglomerates – 0.4%
Carrier Global Corp., 2.722%, 2/15/2030		$1,409,000	$1,245,935
Carrier Global Corp., 3.377%, 4/05/2040		1,282,000	1,049,521
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		5,300,000	4,988,307
Otis Worldwide Corp., 2.565%, 2/15/2030		2,127,000	1,871,853
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		1,927,000	1,939,343
			$11,094,959
Construction – 0.0%
Seazen Group Ltd., 4.45%, 7/13/2025		$1,614,000	$984,540
Consumer Products – 0.1%
Hasbro, Inc., 3.9%, 11/19/2029		$1,321,000	$1,262,145
Mattel, Inc., 3.75%, 4/01/2029 (n)		873,000	838,604
Natura & Co. Luxembourg Holdings S.à r.l., 6%, 4/19/2029 (n)		1,000,000	971,260
			$3,072,009
Consumer Services – 0.1%
Booking Holdings, Inc., 3.55%, 3/15/2028		$764,000	$751,295
Booking Holdings, Inc., 4.625%, 4/13/2030		876,000	904,206
Conservation Fund, 3.474%, 12/15/2029		1,031,000	960,247
Meituan, 3.05%, 10/28/2030 (n)		1,511,000	1,144,439
			$3,760,187
Containers – 0.1%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$412,000	$382,130
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 2.375%, 11/01/2027 (n)	EUR	445,000	404,876
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$806,000	706,943
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		2,000,000	1,749,000
			$3,242,949
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$307,000	$299,037
Electronics – 0.2%
Broadcom, Inc., 3.469%, 4/15/2034 (n)		$854,000	$727,465
Broadcom, Inc., 3.187%, 11/15/2036 (n)		2,395,000	1,920,068
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		2,036,000	1,883,376
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042		1,216,000	916,397
			$5,447,306
Emerging Market Quasi-Sovereign – 3.1%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$1,915,000	$1,868,082
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)		1,651,000	1,382,130
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	300,213
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,303,415
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,500,000	1,507,889
Banco Nacional de Panama, 2.5%, 8/11/2030 (n)		241,000	197,741
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,694,000	1,499,085
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030 (n)		$1,671,000	1,488,861
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		1,764,000	1,786,233
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT - 1yr. + 2.75%) to 9/28/2030		1,618,000	1,547,002
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)		1,623,000	1,493,160
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		1,391,000	1,106,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Consorcio Transmantaro S.A. (Republic of Peru), 5.2%, 4/11/2038 (n)	$837,000	$784,687
Development Bank of Kazakhstan JSC, 5.75%, 5/12/2025 (n)	656,000	652,353
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031	1,264,000	972,913
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	2,760,000	2,773,552
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	1,800,000	1,525,320
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170	1,170,000	1,170,000
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	1,694,000	1,507,660
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)	1,391,000	1,182,364
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	3,292,000	3,269,358
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)	2,885,000	2,833,214
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	1,157,210	1,058,847
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)	1,204,000	1,092,016
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)	1,322,000	1,286,306
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027	1,496,000	1,380,060
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047	1,673,000	1,263,115
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	2,684,000	2,556,510
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	2,640,000	2,209,255
Indian Railway Finance Corp., 3.57%, 1/21/2032 (n)	738,000	649,211
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025	1,689,000	1,752,523
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	1,553,000	1,387,994
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169	1,612,000	1,452,734
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)	910,000	973,700
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)	3,111,000	1,043,740
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	1,664,000	1,494,445
NPC Ukrenergo (Ukraine), 6.875%, 11/09/2026 (n)	905,000	303,175
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044	2,448,000	2,260,033
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	1,113,000	923,011
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)	2,245,000	1,668,035
Oleoducto Central S.A. (Republic of Columbia), 4%, 7/14/2027	1,081,000	972,900
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)	1,614,000	1,432,222
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	1,210,000	1,173,018
Petroleos Mexicanos, 6.84%, 1/23/2030	2,358,000	2,122,200
Petroleos Mexicanos, 6.75%, 9/21/2047	3,572,000	2,568,982
Petroleos Mexicanos, 7.69%, 1/23/2050	6,564,000	5,102,854
Petroleos Mexicanos, 6.95%, 1/28/2060	3,229,000	2,293,882
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061	1,343,000	1,053,355
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023	589,400	306,488
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	639,600	332,592
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026	1,293,000	1,225,117
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)	1,564,000	1,519,895
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)	1,473,000	1,394,769
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)	1,191,000	1,069,161
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048 (n)	1,317,000	1,305,160
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,397,000	1,238,843
Qatar Petroleum, 3.125%, 7/12/2041 (n)	1,292,000	1,080,435
Qatar Petroleum, 3.3%, 7/12/2051 (n)	1,053,000	865,979
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027	1,129,000	1,075,323
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)	593,000	542,887
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)	1,098,000	850,199
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)	5,170,000	5,350,578
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023	3,933,000	3,911,368
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)	1,025,000	885,844
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	1,236,000	988,800
		$97,569,347

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 6.3%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$1,396,000	$1,208,154
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		3,321,000	2,652,549
Arab Republic of Egypt, 7.3%, 9/30/2033 (n)		1,701,000	1,312,934
Arab Republic of Egypt, 7.903%, 2/21/2048 (n)		1,492,000	1,050,938
Arab Republic of Egypt, 7.903%, 2/21/2048		2,991,000	2,106,807
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		2,842,000	2,087,563
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,617,000	1,088,435
Dominican Republic, 6.875%, 1/29/2026		3,004,000	3,128,063
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,050,949
Dominican Republic, 6%, 7/19/2028 (n)		3,561,000	3,497,509
Dominican Republic, 5.5%, 2/22/2029 (n)		1,714,000	1,619,632
Dominican Republic, 4.875%, 9/23/2032 (n)		2,931,000	2,524,598
Dominican Republic, 6%, 2/22/2033 (n)		2,048,000	1,893,916
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	788,511
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	1,774,430
Dominican Republic, 5.875%, 1/30/2060		2,407,000	1,871,627
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		971,000	834,575
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,189,378
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		521,000	428,377
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		1,839,000	1,452,810
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	726,014
Federative Republic of Brazil, 10%, 1/01/2023	BRL	14,946,000	3,087,502
Federative Republic of Brazil, 4.75%, 1/14/2050		$1,053,000	797,894
Government of Jamaica, 7.875%, 7/28/2045		1,018,000	1,183,443
Government of Ukraine, 7.75%, 9/01/2026		3,434,000	1,344,411
Government of Ukraine, 6.876%, 5/21/2029		598,000	216,775
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	1,074,000	412,195
Government of Ukraine, 7.253%, 3/15/2033		$3,089,000	1,116,674
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		3,091,000	1,174,580
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		2,432,000	2,152,320
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		2,519,000	2,153,745
Islamic Republic of Pakistan, 6%, 4/08/2026 (n)		1,550,000	1,150,875
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	962,993
Kingdom of Morocco, 4%, 12/15/2050 (n)		1,126,000	781,106
Kingdom of Morocco, 4%, 12/15/2050		1,762,000	1,222,299
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		1,288,000	1,127,095
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		1,445,000	1,173,262
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	41,129,000	949,306
Oriental Republic of Uruguay, 8.25%, 5/21/2031		89,988,000	1,974,481
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040		89,233,594	2,397,076
Republic of Angola, 8.75%, 4/14/2032 (n)		$1,899,000	1,790,415
Republic of Angola, 9.375%, 5/08/2048		2,905,000	2,596,373
Republic of Angola, 9.125%, 11/26/2049		3,425,000	2,996,806
Republic of Argentina, 1.125%, 7/09/2035		2,781,057	754,946
Republic of Argentina, 2%, 1/09/2038		13,054,000	4,558,326
Republic of Argentina, 2.5%, 7/09/2041		1,160,000	374,639
Republic of Benin, 4.875%, 1/19/2032 (n)	EUR	1,060,000	908,322
Republic of Benin, 6.875%, 1/19/2052 (n)		758,000	626,832
Republic of Cameroon, 5.95%, 7/07/2032		1,136,000	982,033
Republic of Colombia, 5.75%, 11/03/2027	COP	11,984,300,000	2,597,252
Republic of Colombia, 3.125%, 4/15/2031		$989,000	802,532
Republic of Colombia, 5.2%, 5/15/2049		1,236,000	975,725
Republic of Costa Rica, 7%, 4/04/2044		1,207,000	1,110,002
Republic of Costa Rica, 7.158%, 3/12/2045		3,075,000	2,890,485
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	1,216,000	1,142,910
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		1,724,000	1,532,981
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		2,193,000	1,935,089
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	510,559
Republic of Croatia, 2.75%, 1/27/2030		1,000,000	1,064,784

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Croatia, 2.875%, 4/22/2032	EUR	964,000	$1,014,204
Republic of Ecuador, 0%, 7/31/2030 (n)		$532,211	292,965
Republic of Ecuador, 1%, 7/31/2035 (n)		1,794,406	1,145,215
Republic of Ecuador, 1%, 7/31/2035		1,821,000	1,162,188
Republic of Ecuador, 0.5%, 7/31/2040 (n)		3,326,765	1,818,962
Republic of Ecuador, 0.5%, 7/31/2040		8,126,000	4,443,020
Republic of Gabon, 7%, 11/24/2031 (n)		1,215,000	1,020,600
Republic of Gabon, 7%, 11/24/2031		937,000	787,080
Republic of Ghana, 7.75%, 4/07/2029 (n)		1,182,000	638,280
Republic of Ghana, 7.75%, 4/07/2029		262,000	141,480
Republic of Ghana, 8.625%, 4/07/2034		1,170,000	609,898
Republic of Ghana, 7.875%, 2/11/2035		2,325,000	1,181,314
Republic of Guatemala, 4.9%, 6/01/2030		3,018,000	2,884,185
Republic of Guatemala, 3.7%, 10/07/2033 (n)		1,018,000	842,882
Republic of Guatemala, 4.65%, 10/07/2041 (n)		808,000	655,468
Republic of Guatemala, 6.125%, 6/01/2050		2,624,000	2,428,501
Republic of Indonesia, 4.4%, 6/06/2027 (n)		1,232,000	1,242,780
Republic of Indonesia, 3.55%, 3/31/2032		1,020,000	973,223
Republic of Indonesia, 4.7%, 6/06/2032 (n)		1,227,000	1,248,473
Republic of Indonesia, 1.1%, 3/12/2033	EUR	1,082,000	903,362
Republic of Indonesia, 5.125%, 1/15/2045		$1,390,000	1,402,001
Republic of Indonesia, 4.35%, 1/11/2048		1,978,000	1,841,738
Republic of Kenya, 8%, 5/22/2032		3,895,000	3,364,890
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	1,530,837
Republic of Kenya, 8.25%, 2/28/2048		1,785,000	1,384,268
Republic of Panama, 3.362%, 6/30/2031 (n)		1,539,000	1,372,788
Republic of Panama, 3.87%, 7/23/2060		1,711,000	1,308,943
Republic of Panama, 4.5%, 1/19/2063		1,439,000	1,207,189
Republic of Paraguay, 3.849%, 6/28/2033 (n)		612,000	538,034
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	3,861,348
Republic of Paraguay, 5.6%, 3/13/2048		2,372,000	2,064,276
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,944,000	1,657,753
Republic of Philippines, 3.556%, 9/29/2032		1,353,000	1,301,520
Republic of Philippines, 1.75%, 4/28/2041	EUR	1,891,000	1,499,419
Republic of Philippines, 4.2%, 3/29/2047		$1,422,000	1,345,986
Republic of Romania, 5.25%, 11/25/2027 (n)		1,484,000	1,500,695
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	1,556,000	1,311,031
Republic of Romania, 2%, 1/28/2032 (n)		3,455,000	2,819,736
Republic of Romania, 2%, 1/28/2032		1,150,000	938,552
Republic of Romania, 2%, 4/14/2033 (n)		3,229,000	2,511,422
Republic of Romania, 3.75%, 2/07/2034 (n)		813,000	739,335
Republic of Romania, 2.625%, 12/02/2040 (n)		602,000	432,496
Republic of Romania, 2.75%, 4/14/2041 (n)		1,029,000	743,129
Republic of Rwanda, 5.5%, 8/09/2031 (n)		$244,000	203,179
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	1,859,775
Republic of Senegal, 6.75%, 3/13/2048		$1,061,000	818,264
Republic of Serbia, 1.65%, 3/03/2033 (n)	EUR	1,574,000	1,187,873
Republic of Serbia, 2.05%, 9/23/2036 (n)		1,516,000	1,110,425
Republic of South Africa, 8%, 1/31/2030	ZAR	37,114,000	2,140,424
Republic of South Africa, 5.875%, 4/20/2032		$1,159,000	1,099,891
Republic of South Africa, 5.65%, 9/27/2047		1,596,000	1,290,366
Republic of South Africa, 5.75%, 9/30/2049		1,359,000	1,097,691
Republic of South Africa, 7.3%, 4/20/2052		1,820,000	1,712,729
Republic of Sri Lanka, 6.125%, 6/03/2025 (d)		4,379,000	1,766,059
Republic of Sri Lanka, 7.55%, 3/28/2030 (d)		2,892,000	1,113,391
Republic of Turkey, 5.75%, 5/11/2047		2,106,000	1,442,694
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		1,498,000	1,218,090
Republic of Uzbekistan, 3.9%, 10/19/2031 (n)		835,000	661,571
Republic of Zambia, 8.97%, 7/30/2027 (d)		530,000	367,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Russian Federation, 4.25%, 6/23/2027	$3,000,000	$592,500
State of Qatar, 5.103%, 4/23/2048 (n)	2,326,000	2,596,816
State of Qatar, 4.817%, 3/14/2049 (n)	1,236,000	1,330,134
Sultanate of Oman, 6%, 8/01/2029	1,515,000	1,539,846
Sultanate of Oman, 6.25%, 1/25/2031	472,000	485,320
Sultanate of Oman, 6.5%, 3/08/2047	1,603,000	1,460,702
Sultanate of Oman, 6.75%, 1/17/2048	4,752,000	4,437,180
Sultanate of Oman, 7%, 1/25/2051 (n)	3,249,000	3,103,640
Sultanate of Oman, 7%, 1/25/2051	2,370,000	2,263,966
United Mexican States, 2.659%, 5/24/2031	1,818,000	1,569,584
United Mexican States, 3.5%, 2/12/2034	1,435,000	1,259,480
United Mexican States, 4.28%, 8/14/2041	972,000	828,055
United Mexican States, 4.5%, 1/31/2050	1,401,000	1,190,893
United Mexican States, 4.4%, 2/12/2052	1,036,000	851,457
		$196,527,723
Energy - Independent – 0.7%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$936,000	$848,783
Energean Israel Finance Ltd., 5.375%, 3/30/2028	722,000	667,850
Energean Israel Finance Ltd., 5.875%, 3/30/2031	737,000	668,828
Energean PLC, 6.5%, 4/30/2027 (n)	1,565,000	1,475,013
Hess Corp., 5.8%, 4/01/2047	1,364,000	1,435,483
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,841,000	2,805,487
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)	1,718,000	1,590,009
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)	1,636,000	1,514,247
Pioneer Natural Resources Co., 1.9%, 8/15/2030	905,000	759,445
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)	2,195,000	1,876,725
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	1,885,910
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	1,507,000	1,341,230
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	6,757,000	5,408,911
		$22,277,921
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$872,000	$739,720
BP Capital Markets America, Inc., 3.001%, 3/17/2052	354,000	271,630
Cenovus Energy, Inc., 4.4%, 4/15/2029	356,000	354,095
Cenovus Energy, Inc., 2.65%, 1/15/2032	1,012,000	871,040
Cenovus Energy, Inc., 6.75%, 11/15/2039	801,000	902,158
Cenovus Energy, Inc., 3.75%, 2/15/2052	238,000	190,801
Eni S.p.A., 4.75%, 9/12/2028 (n)	1,818,000	1,860,561
Eni S.p.A., 4.25%, 5/09/2029 (n)	276,000	275,108
		$5,465,113
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,425,000	$1,328,862
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	434,000	366,210
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	346,000	270,238
Air Lease Corp., 2.875%, 1/15/2032	2,331,000	1,931,378
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	909,000	869,702
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	855,000	822,910
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,636,000	1,412,253
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031	1,205,000	999,668
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)	2,255,000	2,226,812
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	2,049,000	1,944,501
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (d)	1,792,000	296,576
Times China Holdings Ltd., 6.75%, 7/08/2025	1,256,000	389,360
		$12,858,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.7%
Agrosuper S.A., 4.6%, 1/20/2032 (n)	$610,000	$542,900
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	1,364,000	1,478,204
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	1,588,000	1,083,448
Bacardi Ltd., 5.15%, 5/15/2038 (n)	1,036,000	1,019,622
Central America Bottling Co., 5.25%, 4/27/2029 (n)	2,121,000	2,024,934
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	1,439,000	1,273,810
Constellation Brands, Inc., 2.25%, 8/01/2031	1,839,000	1,531,268
Constellation Brands, Inc., 4.1%, 2/15/2048	2,446,000	2,113,250
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059	1,248,000	1,253,029
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)	1,297,000	1,098,676
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	1,304,000	1,323,560
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,065,000	941,194
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	762,955
Kraft Heinz Foods Co., 5.5%, 6/01/2050	790,000	807,016
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,028,895
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,231,560
SYSCO Corp., 2.4%, 2/15/2030	218,000	191,088
SYSCO Corp., 2.45%, 12/14/2031	1,256,000	1,080,912
SYSCO Corp., 4.45%, 3/15/2048	477,000	438,428
		$21,224,749
Gaming & Lodging – 0.3%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	$1,716,000	$1,425,842
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	654,000	548,533
Marriott International, Inc., 2.85%, 4/15/2031	1,431,000	1,239,696
Marriott International, Inc., 3.5%, 10/15/2032	1,164,000	1,045,569
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	264,000	250,700
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	527,000	483,380
VICI Properties LP, REIT, 4.75%, 2/15/2028	1,316,000	1,301,853
VICI Properties LP, REIT, 5.625%, 5/15/2052	501,000	490,043
Wynn Macau Ltd., 5.625%, 8/26/2028	1,623,000	1,211,966
		$7,997,582
Industrial – 0.3%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)	$2,278,000	$2,096,740
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027	1,811,000	1,779,797
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	1,470,000	1,430,310
Howard University, Washington D.C., 2.738%, 10/01/2022	190,000	189,582
Howard University, Washington D.C., 2.801%, 10/01/2023	209,000	206,024
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	230,000	223,559
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	285,000	269,261
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,580,763
		$7,776,036
Insurance – 0.0%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$1,039,000	$987,214
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	169,000	153,440
		$1,140,654
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 2.3%, 5/15/2031	$525,000	$467,188
UnitedHealth Group, Inc., 4.625%, 7/15/2035	2,782,000	2,911,049
		$3,378,237
Insurance - Property & Casualty – 0.1%
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	$2,318,000	$1,911,670
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	187,000	161,345
		$2,073,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.1%
Israel Electric Corp. Ltd., 3.75%, 2/22/2032 (n)	$1,246,000	$1,142,492
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,158,000	1,010,506
		$2,152,998
International Market Sovereign – 0.0%
Government of Bermuda, 3.375%, 8/20/2050 (n)	$1,290,000	$1,015,930
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$3,018,000	$2,951,203
Major Banks – 2.0%
ABQ Finance Ltd., 2%, 7/06/2026	$961,000	$886,592
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	982,000	805,217
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	3,238,000	3,189,365
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	3,227,000	3,084,268
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	950,000	837,004
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	2,255,000	1,893,037
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	1,724,000	1,451,699
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	1,818,000	1,651,384
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,818,000	1,422,571
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	2,273,000	2,027,449
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	1,735,000	1,617,879
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	2,804,000	2,403,575
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	725,000	644,230
Goldman Sachs Group, Inc., 2.908% to 7/21/2041, FLR (SOFR - 1 day + 1.472%) to 7/21/2042	1,896,000	1,474,426
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	3,637,000	3,417,774
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	3,604,000	3,006,590
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	2,435,000	2,396,436
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,504,000	1,296,945
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	909,000	746,593
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	1,798,000	1,610,638
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	885,000	748,138
Morgan Stanley, 3.125%, 7/27/2026	3,309,000	3,215,934
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	2,782,000	2,649,882
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	1,309,000	1,085,739
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,743,000	1,511,690
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	2,400,000	2,162,581
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	673,619
Royal Bank of Canada, 2.3%, 11/03/2031	2,566,000	2,195,720
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,818,000	1,456,598
Toronto Dominion Bank, 1.25%, 9/10/2026	1,802,000	1,622,404
Toronto Dominion Bank, 2%, 9/10/2031	2,381,000	1,981,768
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	1,349,000	1,067,760
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,588,710
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	282,000	248,957
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	2,293,000	2,292,137
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	2,705,000	2,495,398
		$62,860,707
Medical & Health Technology & Services – 0.3%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$1,818,000	$1,719,593
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,818,000	1,580,888
Becton, Dickinson and Co., 2.823%, 5/20/2030	1,871,000	1,680,219
HCA, Inc., 5.125%, 6/15/2039	1,600,000	1,554,290
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,721,000	1,848,063
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	695,000	558,603
		$8,941,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.0%
Danaher Corp., 2.6%, 10/01/2050	$1,067,000	$771,678
Metals & Mining – 0.4%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$2,616,000	$2,260,313
Antofagasta PLC, 5.625%, 5/13/2032 (z)	1,059,000	1,081,239
ArcelorMittal S.A., 4.25%, 7/16/2029	716,000	700,667
Ero Copper Corp., 6.5%, 2/15/2030 (n)	613,000	530,551
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	2,976,000	2,969,766
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	909,000	768,806
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	918,000	788,604
JSW Steel Ltd., 5.05%, 4/05/2032 (n)	1,876,000	1,568,448
Minsur S.A., 4.5%, 10/28/2031 (n)	814,000	738,705
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)	1,529,897	1,583,444
		$12,990,543
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$822,000	$776,779
Energy Transfer LP, 4%, 10/01/2027	479,000	464,914
Energy Transfer LP, 3.75%, 5/15/2030	821,000	763,431
Energy Transfer Partners LP, 5.15%, 3/15/2045	1,364,000	1,222,350
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,784,040	1,684,918
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	2,156,000	1,802,895
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,748,063	1,477,408
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,310,887
Peru LNG, 5.375%, 3/22/2030	1,254,000	1,100,385
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	1,827,000	1,690,076
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	1,364,000	1,093,022
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	3,055,000	3,019,526
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	927,000	923,844
Targa Resources Corp., 4.2%, 2/01/2033	222,000	210,213
Targa Resources Corp., 4.95%, 4/15/2052	1,375,000	1,258,990
		$18,799,638
Mortgage-Backed – 5.7%
Fannie Mae, 4.5%, 1/01/2023 - 11/01/2042	$1,512,001	$1,575,828
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	3,091,813	3,277,163
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	5,793,868	5,741,780
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	637,688	601,493
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	561,725	56,649
Fannie Mae, 2.99%, 5/01/2032	1,432,197	1,384,199
Fannie Mae, 3.17%, 5/01/2032	452,754	439,733
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	41,595	44,381
Fannie Mae, 3%, 2/25/2033 (i)	730,489	71,565
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	2,938,546	3,165,702
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	151,100	163,691
Fannie Mae, 3.5%, 4/25/2040 - 12/01/2047	2,583,144	2,586,272
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,784,059	3,871,231
Fannie Mae, 2%, 10/25/2040 - 5/25/2044	229,742	227,223
Fannie Mae, 3.42%, 6/01/2052	1,491,216	1,482,947
Fannie Mae, UMBS, 1.5%, 2/01/2042	42,274	36,879
Fannie Mae, UMBS, 2%, 2/01/2042 - 4/01/2052	12,101,860	10,807,451
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 3/01/2052	11,118,347	10,290,543
Fannie Mae, UMBS, 5.5%, 5/01/2044	474,018	512,162
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	853,192	846,030
Fannie Mae, UMBS, 3%, 7/01/2050 - 1/01/2052	1,605,801	1,537,337
Fannie Mae, UMBS, 4%, 5/01/2052	509,018	512,696
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	1,593,139	1,692,314
Freddie Mac, 0.895%, 4/25/2024 (i)	16,650,327	230,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.602%, 7/25/2024 (i)	$23,798,948	$194,642
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	963,562	1,005,055
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,075,316	1,100,543
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	4,146,332	4,134,244
Freddie Mac, 1.367%, 3/25/2027 (i)	2,188,000	127,240
Freddie Mac, 0.576%, 7/25/2027 (i)	45,160,373	1,150,840
Freddie Mac, 0.429%, 8/25/2027 (i)	34,084,139	669,215
Freddie Mac, 0.291%, 1/25/2028 (i)	63,567,490	1,000,908
Freddie Mac, 0.304%, 1/25/2028 (i)	26,209,100	425,576
Freddie Mac, 0.135%, 2/25/2028 (i)	78,314,987	650,116
Freddie Mac, 2.5%, 3/15/2028	245,672	245,242
Freddie Mac, 0.12%, 4/25/2028 (i)	50,404,184	389,786
Freddie Mac, 3%, 6/15/2028 - 10/01/2046	4,125,965	4,020,099
Freddie Mac, 1.09%, 7/25/2029 (i)	8,102,002	527,292
Freddie Mac, 1.143%, 8/25/2029 (i)	14,211,496	962,360
Freddie Mac, 1.798%, 4/25/2030 (i)	3,344,437	399,295
Freddie Mac, 1.868%, 4/25/2030 (i)	8,166,315	1,003,266
Freddie Mac, 1.663%, 5/25/2030 (i)	4,373,949	489,329
Freddie Mac, 1.797%, 5/25/2030 (i)	9,928,903	1,196,525
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	966,184	1,043,413
Freddie Mac, 1.342%, 6/25/2030 (i)	3,957,955	358,092
Freddie Mac, 1.6%, 8/25/2030 (i)	3,506,241	385,690
Freddie Mac, 1.17%, 9/25/2030 (i)	2,193,674	179,828
Freddie Mac, 0.33%, 1/25/2031 (i)	12,732,841	288,732
Freddie Mac, 0.781%, 1/25/2031 (i)	4,987,462	286,473
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	182,296	199,285
Freddie Mac, 5.5%, 2/15/2036 (i)	176,653	30,404
Freddie Mac, 6.5%, 5/01/2037	7,695	8,332
Freddie Mac, 4.5%, 12/15/2040 (i)	60,366	5,584
Freddie Mac, 3.25%, 11/25/2061	1,334,301	1,305,804
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 3/01/2052	879,545	818,018
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	7,021,302	6,260,178
Freddie Mac, UMBS, 3%, 3/01/2047 - 1/01/2052	2,307,390	2,222,115
Freddie Mac, UMBS, 3.5%, 5/01/2052	195,106	192,918
Freddie Mac, UMBS, 4%, 5/01/2052	750,000	757,720
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	149,835	163,187
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	2,289,054	2,400,847
Ginnie Mae, 5.69%, 8/20/2034	496,569	529,457
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	895,287	913,470
Ginnie Mae, 3.5%, 10/20/2041 (i)	263,538	17,059
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	3,263,218	3,299,770
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	4,461,067	4,198,021
Ginnie Mae, 4%, 8/16/2042 (i)	313,737	47,025
Ginnie Mae, 3%, 4/20/2045 - 9/20/2047	2,425,886	2,367,222
Ginnie Mae, 2%, 1/20/2052	1,772,684	1,614,436
Ginnie Mae, 0.586%, 2/16/2059 (i)	1,043,800	40,594
Ginnie Mae, TBA, 2%, 6/15/2052	525,000	477,299
Ginnie Mae, TBA, 2.5%, 6/15/2052	1,350,000	1,266,205
Ginnie Mae, TBA, 3%, 6/15/2052	2,075,000	2,001,564
Ginnie Mae, TBA, 3.5%, 6/15/2052	4,950,000	4,903,594
Ginnie Mae, TBA, 4%, 6/15/2052 - 8/15/2052	5,765,238	5,802,781
Ginnie Mae, TBA, 4.5%, 8/15/2052	1,900,000	1,928,055
UMBS, TBA, 2%, 6/16/2037 - 7/14/2052	22,025,000	20,008,951
UMBS, TBA, 2.5%, 6/16/2037 - 7/14/2052	21,625,000	20,023,814
UMBS, TBA, 3%, 6/13/2052	8,225,000	7,832,063
UMBS, TBA, 3.5%, 6/13/2052	7,800,000	7,641,563
UMBS, TBA, 4%, 6/13/2052	3,650,000	3,647,719
UMBS, TBA, 5%, 7/25/2052	600,000	617,156
		$176,932,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$741,511
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	730,000	644,777
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 1.85%, 6/01/2031	155,000	153,718
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	55,000	52,587
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	255,000	241,626
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	599,796	562,974
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,392,147
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	936,000	816,022
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,355,000	1,354,996
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	210,000	201,933
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	175,000	164,026
		$6,326,317
Natural Gas - Distribution – 0.1%
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048	$2,466,000	$1,943,849
NiSource, Inc., 5.65%, 2/01/2045	462,000	475,868
		$2,419,717
Network & Telecom – 0.2%
AT&T, Inc., 2.75%, 6/01/2031	$1,998,000	$1,788,300
AT&T, Inc., 3.55%, 9/15/2055	519,000	415,552
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)	1,574,000	1,294,631
Verizon Communications, Inc., 2.1%, 3/22/2028	236,000	214,655
Verizon Communications, Inc., 3.15%, 3/22/2030	427,000	398,334
Verizon Communications, Inc., 2.55%, 3/21/2031	2,477,000	2,192,662
Verizon Communications, Inc., 3.4%, 3/22/2041	369,000	318,447
		$6,622,581
Oil Services – 0.1%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$629,000	$567,673
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)	1,230,130	1,048,071
MV24 Capital B.V., 6.748%, 6/01/2034	1,125,225	1,029,457
		$2,645,201
Oils – 0.2%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$1,740,000	$1,835,282
Puma International Financing S.A., 5%, 1/24/2026	2,372,000	2,158,520
Valero Energy Corp., 2.8%, 12/01/2031	955,000	829,793
		$4,823,595
Other Banks & Diversified Financials – 0.8%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$1,591,000	$1,650,743
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	1,239,000	1,107,369
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,330,420
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)	1,050,000	976,815
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)	2,084,000	1,785,474
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	1,974,000	1,734,652
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	3,963,000	3,616,237
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	823,000	775,678
BPCE S.A., 1.652% to 10/06/2025, FLR (SOFR + 1.52%) to 10/06/2026 (n)	2,670,000	2,434,112
Commercial Bank PSQC, 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169	2,148,000	2,003,010
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	1,818,000	1,627,110
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,528,904
United Overseas Bank Ltd., 3.863%, 10/07/2032 (n)	934,000	910,716
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	3,783,000	3,451,987
		$24,933,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 3%, 12/02/2041	$323,000	$266,478
Canadian Pacific Railway Co., 3.1%, 12/02/2051	480,000	376,496
		$642,974
Real Estate - Apartment – 0.0%
American Homes 4 Rent L.P., REIT, 2.375%, 7/15/2031	$1,118,000	$924,463
American Homes 4 Rent L.P., REIT, 3.375%, 7/15/2051	577,000	420,160
		$1,344,623
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$1,031,000	$862,021
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	1,544,000	1,297,882
		$2,159,903
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$741,000	$623,186
Lexington Realty Trust Co., 2.7%, 9/15/2030	1,082,000	915,223
Lexington Realty Trust Co., 2.375%, 10/01/2031	641,000	517,795
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	555,000	462,328
		$2,518,532
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	$597,000	$490,790
STORE Capital Corp., REIT, 2.75%, 11/18/2030	1,909,000	1,623,305
		$2,114,095
Restaurants – 0.1%
Starbucks Corp., 3%, 2/14/2032	$2,068,000	$1,848,236
Retailers – 0.2%
Alibaba Group Holding Ltd., 2.125%, 2/09/2031	$1,975,000	$1,640,230
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	1,378,000	1,069,523
Amazon.com, Inc., 3.6%, 4/13/2032	1,317,000	1,303,747
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	1,154,000	1,015,635
Home Depot, Inc., 3.9%, 6/15/2047	837,000	776,641
MercadoLibre, Inc., 3.125%, 1/14/2031	507,000	405,808
Nordstrom, Inc., 4.25%, 8/01/2031	882,000	743,535
Nordstrom, Inc., 5%, 1/15/2044	478,000	382,400
		$7,337,519
Specialty Stores – 0.0%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$640,000	$533,615
DICK'S Sporting Goods, 4.1%, 1/15/2052	1,171,000	830,553
		$1,364,168
Supranational – 0.0%
West African Development Bank, 4.7%, 10/22/2031 (n)	$1,355,000	$1,244,324
Telecommunications - Wireless – 0.5%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,304,000	$958,323
Crown Castle International Corp., REIT, 4.45%, 2/15/2026	799,000	809,656
Crown Castle International Corp., REIT, 3.7%, 6/15/2026	3,355,000	3,314,181
CT Trust, 5.125%, 2/03/2032 (n)	925,000	827,135
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	1,406,000	1,213,842
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	749,000	695,067
Rogers Communications, Inc., 3.7%, 11/15/2049	1,709,000	1,376,043
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	1,846,000	1,791,044
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027	1,203,000	1,167,187
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,182,000	2,165,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
VEON Holdings B.V., 4%, 4/09/2025 (n)	$1,444,000	$1,068,560
		$15,386,312
Transportation – 0.0%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031	$1,410,000	$1,149,869
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$1,694,000	$1,409,158
Cliffton Ltd., 6.25%, 10/25/2025 (n)	2,561,000	2,411,182
ERAC USA Finance LLC, 3.3%, 12/01/2026	2,463,000	2,383,344
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (i)(n)	609,000	60,900
ICTSI Treasury B.V., 5.875%, 9/17/2025	1,055,000	1,107,235
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	1,065,000	915,083
		$8,286,902
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$22,756	$22,933
Small Business Administration, 2.21%, 2/01/2033	121,725	115,364
Small Business Administration, 2.22%, 3/01/2033	186,973	177,117
Small Business Administration, 3.15%, 7/01/2033	217,017	212,490
Small Business Administration, 3.16%, 8/01/2033	275,281	273,287
Small Business Administration, 3.62%, 9/01/2033	228,395	230,044
		$1,031,235
U.S. Treasury Obligations – 4.0%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$123,867
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,391,798
U.S. Treasury Bonds, 1.625%, 5/15/2031	4,940,000	4,461,823
U.S. Treasury Bonds, 1.125%, 8/15/2040	3,233,000	2,278,128
U.S. Treasury Bonds, 1.375%, 11/15/2040	5,929,000	4,358,047
U.S. Treasury Bonds, 2.375%, 2/15/2042	6,879,000	5,955,709
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	6,375,536
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	6,795,003
U.S. Treasury Bonds, 2%, 8/15/2051	1,150,000	902,346
U.S. Treasury Bonds, 1.875%, 11/15/2051	4,870,500	3,710,712
U.S. Treasury Bonds, 2.25%, 2/15/2052	4,000,000	3,345,625
U.S. Treasury Notes, 1.75%, 6/15/2022	11,589,000	11,593,447
U.S. Treasury Notes, 0.125%, 9/30/2022	6,171,000	6,145,930
U.S. Treasury Notes, 2.5%, 8/15/2023	7,225,000	7,247,296
U.S. Treasury Notes, 0.375%, 10/31/2023	11,653,300	11,341,938
U.S. Treasury Notes, 0.875%, 1/31/2024	1,575,000	1,535,379
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	7,896,116
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,679,269
U.S. Treasury Notes, 2.625%, 4/15/2025	3,114,000	3,105,485
U.S. Treasury Notes, 0.875%, 9/30/2026	5,600,000	5,155,063
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	8,670,014
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	7,891,645
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,874,219
		$123,834,395
Utilities - Electric Power – 1.9%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$3,508,370
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,734,375	2,358,578
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,802,000	1,715,646
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,769,563
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,897,000	1,735,755
Alabama Power Co., 3.45%, 10/01/2049	1,609,000	1,321,172

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	$1,028,221	$782,733
American Electric Power Co., Inc., 2.3%, 3/01/2030	955,000	828,119
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	305,000	265,522
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	1,132,347	1,013,451
CenterPoint Energy, Inc., 2.65%, 6/01/2031	936,000	814,771
Clean Renewable Power, 4.25%, 3/25/2027 (n)	1,514,100	1,348,306
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	1,941,000	1,774,495
Duke Energy Corp., 3.3%, 6/15/2041	1,936,000	1,561,676
Duke Energy Indiana LLC, 2.75%, 4/01/2050	691,000	511,292
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	1,619,000	1,311,406
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)	1,480,000	1,305,885
Energuate Trust, 5.875%, 5/03/2027	1,613,000	1,540,431
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	1,426,000	999,170
Evergy, Inc., 2.9%, 9/15/2029	842,000	759,875
FirstEnergy Corp., 2.65%, 3/01/2030	2,000,000	1,747,750
Florida Power & Light Co., 2.85%, 4/01/2025	477,000	474,909
Florida Power & Light Co., 2.45%, 2/03/2032	734,000	655,230
Florida Power & Light Co., 3.95%, 3/01/2048	1,062,000	1,005,296
Georgia Power Co., 4.7%, 5/15/2032	1,753,000	1,809,937
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	1,219,000	1,151,967
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	3,045,000	2,655,906
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,039,000	972,036
MidAmerican Energy Co., 3.95%, 8/01/2047	1,818,000	1,684,589
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	1,798,000	1,538,548
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	928,000	757,435
Pacific Gas & Electric Co., 3.25%, 2/16/2024	654,000	644,857
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,083,000	863,400
Pacific Gas & Electric Co., 4.95%, 7/01/2050	744,000	620,743
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,249,000	1,079,230
Southern California Edison Co., 4.5%, 9/01/2040	454,000	415,941
Southern California Edison Co., 3.65%, 2/01/2050	1,836,000	1,467,181
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)	1,119,000	1,013,254
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	2,120,750	2,053,946
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,505,280
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,584,259
Virginia Electric & Power Co., 2.875%, 7/15/2029	2,473,000	2,297,913
Xcel Energy, Inc., 4.6%, 6/01/2032	506,000	519,129
		$57,744,952
Utilities - Water – 0.1%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$1,634,000	$1,621,745
Total Bonds		$1,062,528,262
Preferred Stocks – 0.2%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	131,247	$6,427,013
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	30,481	$3,348,338
Investment Companies (h) – 29.4%
Bond Funds – 22.5%
MFS High Yield Pooled Portfolio (v)	84,547,119	$701,741,087

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 6.9%
MFS Institutional Money Market Portfolio, 0.64% (v)	214,727,342	$214,727,342
Total Investment Companies		$916,468,429

Other Assets, Less Liabilities – (2.2)%		(68,324,819)
Net Assets – 100.0%		$3,119,294,618
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $916,468,429 and $2,271,151,008, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $326,374,102, representing 10.5% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Antofagasta PLC, 5.625%, 5/13/2032	5/10/2022	$1,040,127	$1,081,239
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	5,214,000	USD	1,035,127	JPMorgan Chase Bank N.A.	8/02/2022	$43,002
COP	1,674,965,201	USD	426,214	Citibank N.A.	6/08/2022	17,714
EUR	1,025,624	USD	1,084,205	Goldman Sachs International	7/15/2022	19,449
EUR	2,615,669	USD	2,763,922	NatWest Markets PLC	7/15/2022	50,747
MXN	22,361,000	USD	1,102,656	Brown Brothers Harriman	7/15/2022	23,644
ZAR	30,374,709	USD	1,927,397	Barclays Bank PLC	7/15/2022	3,704
USD	837,790	CZK	19,292,000	Morgan Stanley Capital Services, Inc.	7/15/2022	4,761
USD	567,191	CZK	12,870,000	UBS AG	7/15/2022	11,464
USD	1,044,693	EUR	955,768	HSBC Bank	7/15/2022	16,210
USD	41,804,528	EUR	37,927,572	JPMorgan Chase Bank N.A.	7/15/2022	991,424
USD	622,300	EUR	568,000	Merrill Lynch International	7/15/2022	11,086
USD	7,498,948	INR	579,946,184	Barclays Bank PLC	6/15/2022	38,714
USD	2,017,456	KRW	2,458,331,000	Barclays Bank PLC	7/08/2022	30,670
USD	4,289,031	ZAR	63,316,608	Merrill Lynch International	7/15/2022	263,617
						$1,526,206
Liability Derivatives
CZK	25,863,000	USD	1,151,296	BNP Paribas S.A.	7/15/2022	$(34,531)
CZK	6,299,000	USD	283,846	JPMorgan Chase Bank N.A.	7/15/2022	(11,855)
EUR	6,386,956	USD	6,862,413	HSBC Bank	6/15/2022	(1,268)
EUR	960,010	USD	1,051,270	HSBC Bank	7/15/2022	(18,222)
EUR	1,096,048	USD	1,195,052	JPMorgan Chase Bank N.A.	7/15/2022	(15,617)
IDR	1,502,653,589	USD	104,431	JPMorgan Chase Bank N.A.	6/17/2022	(1,392)
INR	579,946,188	USD	7,498,805	Barclays Bank PLC	6/15/2022	(38,570)
JPY	343,800,000	USD	2,686,297	JPMorgan Chase Bank N.A.	7/15/2022	(10,723)
JPY	336,600,000	USD	2,640,031	State Street Bank Corp.	7/15/2022	(20,491)
KRW	2,458,332,000	USD	2,016,348	Merrill Lynch International	7/08/2022	(29,561)
PLN	4,935,000	USD	1,149,931	Morgan Stanley Capital Services, Inc.	7/15/2022	(1,103)
PLN	1,234,000	USD	291,819	UBS AG	7/15/2022	(4,553)
ZAR	16,968,000	USD	1,089,600	Brown Brothers Harriman	7/15/2022	(10,844)
USD	2,892,133	BRL	14,892,171	Goldman Sachs International	8/02/2022	(187,210)
USD	3,081,128	COP	11,727,389,450	Citibank N.A.	6/08/2022	(27,064)
USD	518,419	EUR	494,520	HSBC Bank	7/15/2022	(13,725)
USD	836,974	PLN	3,666,000	Merrill Lynch International	7/15/2022	(16,441)
USD	580,683	PLN	2,503,000	Morgan Stanley Capital Services, Inc.	7/15/2022	(1,995)
USD	1,109,146	ZAR	17,660,861	Brown Brothers Harriman	7/15/2022	(13,660)
						$(458,825)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	359	$46,125,891	September – 2022	$333,061
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	52	$7,250,750	September – 2022	$(69,161)
U.S. Treasury Note 10 yr	Long	USD	368	43,958,750	September – 2022	(296,578)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 2 yr	Long	USD	246	$51,930,985	September – 2022	$(82,764)
U.S. Treasury Note 5 yr	Long	USD	202	22,816,531	September – 2022	(71,291)
U.S. Treasury Ultra Bond	Long	USD	89	13,861,750	September – 2022	(225,666)
						$(745,460)
At May 31, 2022, the fund had liquid securities with an aggregate value of $1,172,997 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$835,123,841	$—	$—	$835,123,841
United Kingdom	60,580,027	—	—	60,580,027
Switzerland	49,366,579	—	—	49,366,579
Japan	26,572,319	19,989,427	—	46,561,746
Canada	33,512,351	—	—	33,512,351
China	6,068,325	17,821,043	—	23,889,368
Taiwan	12,151,322	10,512,157	—	22,663,479
South Korea	13,622,095	8,503,770	—	22,125,865
Germany	20,812,862	—	—	20,812,862
Other Countries	59,804,054	33,698,830	483,744	93,986,628
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	124,865,630	—	124,865,630
Non - U.S. Sovereign Debt	—	298,510,322	—	298,510,322
Municipal Bonds	—	6,326,317	—	6,326,317
U.S. Corporate Bonds	—	200,354,146	—	200,354,146
Residential Mortgage-Backed Securities	—	176,932,203	—	176,932,203
Commercial Mortgage-Backed Securities	—	10,054,713	—	10,054,713
Asset-Backed Securities (including CDOs)	—	10,938,484	—	10,938,484
Foreign Bonds	—	234,546,447	—	234,546,447
Mutual Funds	916,468,429	—	—	916,468,429
Total	$2,034,082,204	$1,153,053,489	$483,744	$3,187,619,437
Other Financial Instruments
Futures Contracts – Assets	$333,061	$—	$—	$333,061
Futures Contracts – Liabilities	(745,460)	—	—	(745,460)
Forward Foreign Currency Exchange Contracts – Assets	—	1,526,206	—	1,526,206
Forward Foreign Currency Exchange Contracts – Liabilities	—	(458,825)	—	(458,825)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
	Equity Securities	Fixed Income Securities	Total
Balance as of 2/28/22	$464,837	$7,687,618	$8,152,455
Accrued discounts/premiums	—	25,995	25,995
Realized gain (loss)	—	(3,471,472)	(3,471,472)
Change in unrealized appreciation or depreciation	18,907	5,396,693	5,415,600
Sales	—	(2,258,744)	(2,258,744)
Transfers into level 3	0	—	0
Transfers out of level 3	—	(7,380,090)	(7,380,090)
Balance as of 5/31/22	$483,744	$—	$483,744
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2022 is $5,415,600. At May 31, 2022, the fund held three level 3 securities.
(2) Securities Lending Collateral
At May 31, 2022, the value of securities loaned was $1,203,740. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $1,335,457.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$809,235,637	$10,807,310	$76,290,162	$(5,026,223)	$(36,985,475)	$701,741,087
MFS Institutional Money Market Portfolio	106,862,112	386,072,627	278,207,397	—	—	214,727,342
	$916,097,749	$396,879,937	$354,497,559	$(5,026,223)	$(36,985,475)	$916,468,429
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$10,024,117	$—
MFS Institutional Money Market Portfolio	123,947	—
	$10,148,064	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2022, are as follows:
United States	67.7%
United Kingdom	2.7%
Canada	2.3%
Switzerland	1.7%
Japan	1.6%
China	1.6%
Mexico	1.3%
Brazil	1.3%
India	0.9%
Other Countries	18.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.